UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS S&P 500 INDEX FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited)	March 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.1%
7,512	Goodyear Tire & Rubber Co. *	$47,025
18,495	Johnson Controls Inc.	221,940

	Total Auto Components	268,965

Automobiles - 0.2%
74,585	Ford Motor Co. *	196,159
19,002	General Motors Corp.	36,864
7,270	Harley-Davidson Inc.	97,345

	Total Automobiles	330,368

Distributors - 0.1%
4,963	Genuine Parts Co.	148,195

Diversified Consumer Services - 0.2%
3,327	Apollo Group Inc., Class A Shares *	260,604
10,572	H&R Block Inc.	192,304

	Total Diversified Consumer Services	452,908

Hotels, Restaurants & Leisure - 1.5%
13,625	Carnival Corp.	294,300
4,264	Darden Restaurants Inc.	146,085
9,194	International Game Technology	84,769
9,147	Marriott International Inc., Class A Shares	149,645
34,661	McDonald’s Corp.	1,891,451
22,864	Starbucks Corp. *	254,019
5,679	Starwood Hotels & Resorts Worldwide Inc.	72,123
5,525	Wyndham Worldwide Corp.	23,205
1,918	Wynn Resorts Ltd. *	38,302
14,315	Yum! Brands Inc.	393,376

	Total Hotels, Restaurants & Leisure	3,347,275

Household Durables - 0.3%
1,872	Black & Decker Corp.	59,080
3,870	Centex Corp.	29,025
8,577	D.R. Horton Inc.	83,197
4,673	Fortune Brands Inc.	114,722
1,823	Harman International Industries Inc.	24,665
2,343	KB HOME	30,881
4,882	Leggett & Platt Inc.	63,417
4,397	Lennar Corp., Class A Shares	33,021
8,628	Newell Rubbermaid Inc.	55,047
6,680	Pulte Homes Inc.	73,012
1,788	Snap-on Inc.	44,879
2,455	Stanley Works	71,490
2,289	Whirlpool Corp.	67,732

	Total Household Durables	750,168

Internet & Catalog Retail - 0.4%
10,005	Amazon.com Inc. *	734,767
6,529	Expedia Inc. *	59,283

	Total Internet & Catalog Retail	794,050

Leisure Equipment & Products - 0.1%
8,348	Eastman Kodak Co.	31,723
3,858	Hasbro Inc.	96,720
11,157	Mattel Inc.	128,640

	Total Leisure Equipment & Products	257,083

Media - 2.4%
21,137	CBS Corp., Class B Shares	81,166
89,660	Comcast Corp., Class A Shares	1,222,962
16,465	DIRECTV Group Inc. *	375,237

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Media - 2.4% (continued)
7,109	Gannett Co. Inc.	$15,640
14,829	Interpublic Group of Cos. Inc. *	61,096
9,786	McGraw-Hill Cos. Inc.	223,806
1,121	Meredith Corp.	18,653
3,629	New York Times Co., Class A Shares	16,403
71,592	News Corp., Class A Shares	473,939
9,678	Omnicom Group Inc.	226,465
2,852	Scripps Networks Interactive, Class A Shares	64,199
9,343	Time Warner Cable Inc.	231,717
37,223	Time Warner Inc.	718,410
18,871	Viacom Inc., Class B Shares *	327,978
57,778	Walt Disney Co.	1,049,249
187	Washington Post Co., Class B Shares	66,778

	Total Media	5,173,698

Multiline Retail - 0.8%
2,556	Big Lots Inc. *	53,114
4,355	Family Dollar Stores Inc.	145,326
6,915	J.C. Penney Co. Inc.	138,784
9,484	Kohl’s Corp. *	401,363
13,090	Macy’s Inc.	116,501
4,961	Nordstrom Inc.	83,097
1,709	Sears Holdings Corp. *	78,118
23,430	Target Corp.	805,758

	Total Multiline Retail	1,822,061

Specialty Retail - 2.0%
2,710	Abercrombie & Fitch Co., Class A Shares	64,498
3,358	AutoNation Inc. *	46,609
1,180	AutoZone Inc. *	191,891
8,084	Bed Bath & Beyond Inc. *	200,079
10,552	Best Buy Co. Inc.	400,554
5,098	GameStop Corp., Class A Shares *	142,846
14,513	Gap Inc.	188,524
52,771	Home Depot Inc.	1,243,285
8,422	Limited Brands Inc.	73,271
45,619	Lowe’s Cos. Inc.	832,547
8,554	Office Depot Inc. *	11,206
3,893	RadioShack Corp.	33,363
3,064	Sherwin-Williams Co.	159,236
22,204	Staples Inc.	402,114
3,832	Tiffany & Co.	82,618
12,959	TJX Cos. Inc.	332,269

	Total Specialty Retail	4,404,910

Textiles, Apparel & Luxury Goods - 0.4%
9,992	Coach Inc. *	166,866
12,053	NIKE Inc., Class B Shares	565,165
1,758	Polo Ralph Lauren Corp.	74,276
2,743	V.F. Corp.	156,653

	Total Textiles, Apparel & Luxury Goods	962,960

	TOTAL CONSUMER DISCRETIONARY	18,712,641

CONSUMER STAPLES - 12.5%
Beverages - 2.7%
3,053	Brown-Forman Corp., Class B Shares	118,548
61,957	Coca-Cola Co.	2,723,010
9,870	Coca-Cola Enterprises Inc.	130,185
6,061	Constellation Brands Inc., Class A Shares *	72,126
7,900	Dr. Pepper Snapple Group Inc. *	133,589
4,664	Molson Coors Brewing Co., Class B Shares	159,882
4,215	Pepsi Bottling Group Inc.	93,320

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Beverages - 2.7% (continued)
48,439	PepsiCo Inc.	$2,493,640

	Total Beverages	5,924,300

Food & Staples Retailing - 3.4%
13,485	Costco Wholesale Corp.	624,625
45,303	CVS Corp.	1,245,379
20,308	Kroger Co.	430,936
13,349	Safeway Inc.	269,516
6,591	SUPERVALU Inc.	94,120
18,339	Sysco Corp.	418,129
69,591	Wal-Mart Stores Inc.	3,625,691
30,712	Walgreen Co.	797,284
4,370	Whole Foods Market Inc.	73,416

	Total Food & Staples Retailing	7,579,096

Food Products - 1.8%
19,979	Archer-Daniels-Midland Co.	555,017
6,375	Campbell Soup Co.	174,420
13,916	ConAgra Foods Inc.	234,763
4,804	Dean Foods Co. *	86,856
10,204	General Mills Inc.	508,976
9,793	H.J. Heinz Co.	323,757
5,158	Hershey Co.	179,240
2,173	Hormel Foods Corp.	68,906
3,686	J.M. Smucker Co.	137,377
7,846	Kellogg Co.	287,399
45,735	Kraft Foods Inc., Class A Shares	1,019,433
4,050	McCormick & Co. Inc., Non Voting Shares	119,758
21,649	Sara Lee Corp.	174,924
9,410	Tyson Foods Inc., Class A Shares	88,360

	Total Food Products	3,959,186

Household Products - 2.7%
4,327	Clorox Co.	222,754
15,603	Colgate-Palmolive Co.	920,265
12,880	Kimberly-Clark Corp.	593,897
91,222	Procter & Gamble Co.	4,295,644

	Total Household Products	6,032,560

Personal Products - 0.2%
13,270	Avon Products Inc.	255,182
3,612	Estee Lauder Cos. Inc., Class A Shares	89,036

	Total Personal Products	344,218

Tobacco - 1.7%
64,310	Altria Group Inc.	1,030,246
5,200	Lorillard Inc.	321,048
62,373	Philip Morris International Inc.	2,219,231
5,262	Reynolds American Inc.	188,590

	Total Tobacco	3,759,115

	TOTAL CONSUMER STAPLES	27,598,475

ENERGY - 12.8%
Energy Equipment & Services - 1.6%
9,614	Baker Hughes Inc.	274,480
9,090	BJ Services Co.	90,446
6,751	Cameron International Corp. *	148,049
2,163	Diamond Offshore Drilling Inc.	135,966
4,414	ENSCO International Inc.	116,530
27,924	Halliburton Co.	431,984
8,806	Nabors Industries Ltd. *	87,972
12,991	National-Oilwell Varco Inc. *	372,972
8,215	Noble Corp.	197,899

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Energy Equipment & Services - 1.6% (continued)
3,517	Rowan Cos. Inc.	$42,098
37,225	Schlumberger Ltd.	1,512,079
6,824	Smith International Inc.	146,580

	Total Energy Equipment & Services	3,557,055

Oil, Gas & Consumable Fuels - 11.2%
14,314	Anadarko Petroleum Corp.	556,671
10,419	Apache Corp.	667,754
3,220	Cabot Oil & Gas Corp.	75,895
17,493	Chesapeake Energy Corp.	298,431
62,392	Chevron Corp.	4,195,238
46,072	ConocoPhillips	1,804,180
5,621	CONSOL Energy Inc.	141,874
13,813	Devon Energy Corp.	617,303
21,744	El Paso Corp.	135,900
7,772	EOG Resources Inc.	425,595
153,808	Exxon Mobil Corp.	10,474,325
8,831	Hess Corp.	478,640
22,022	Marathon Oil Corp.	578,958
2,661	Massey Energy Co.	26,929
5,937	Murphy Oil Corp.	265,800
5,382	Noble Energy Inc.	289,982
25,220	Occidental Petroleum Corp.	1,403,493
8,322	Peabody Energy Corp.	208,383
3,599	Pioneer Natural Resources Co.	59,276
4,862	Range Resources Corp.	200,120
10,696	Southwestern Energy Co. *	317,564
20,024	Spectra Energy Corp.	283,139
3,638	Sunoco Inc.	96,334
4,307	Tesoro Corp.	58,015
16,070	Valero Energy Corp.	287,653
18,028	Williams Cos. Inc.	205,159
18,043	XTO Energy Inc.	552,477

	Total Oil, Gas & Consumable Fuels	24,705,088

	TOTAL ENERGY	28,262,143

FINANCIALS - 10.6%
Capital Markets - 2.5%
6,811	Ameriprise Financial Inc.	139,557
35,762	Bank of New York Mellon Corp.	1,010,277
29,177	Charles Schwab Corp.	452,244
17,822	E*TRADE Financial Corp. *	22,812
2,770	Federated Investors Inc., Class B Shares	61,660
4,712	Franklin Resources Inc.	253,835
14,373	Goldman Sachs Group Inc.	1,523,825
11,800	Invesco Ltd.	163,548
4,921	Janus Capital Group Inc.	32,725
4,445	Legg Mason Inc.	70,676
33,444	Morgan Stanley	761,520
6,955	Northern Trust Corp.	416,048
13,445	State Street Corp.	413,837
7,969	T. Rowe Price Group Inc.	229,985

	Total Capital Markets	5,552,549

Commercial Banks - 1.9%
17,408	BB&T Corp.	294,543
4,706	Comerica Inc.	86,167
17,971	Fifth Third Bancorp	52,475
6,568	First Horizon National Corp.	70,541
11,396	Huntington Bancshares Inc.	18,917
15,398	KeyCorp	121,182
2,420	M&T Bank Corp.	109,481
8,258	Marshall & Ilsley Corp.	46,493

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Commercial Banks - 1.9% (continued)
13,320	PNC Financial Services Group Inc.	$390,143
21,620	Regions Financial Corp.	92,101
11,102	SunTrust Banks Inc.	130,337
54,629	U.S. Bancorp	798,130
131,900	Wells Fargo & Co.	1,878,256
3,590	Zions Bancorporation	35,290

	Total Commercial Banks	4,124,056

Consumer Finance - 0.3%
36,449	American Express Co.	496,800
12,196	Capital One Financial Corp.	149,279
15,031	Discover Financial Services	94,846
14,548	SLM Corp. *	72,012

	Total Consumer Finance	812,937

Diversified Financial Services - 2.8%
199,242	Bank of America Corp.	1,358,830
12,100	CIT Group Inc.	34,485
170,447	Citigroup Inc.	431,231
2,065	CME Group Inc.	508,795
2,261	IntercontinentalExchange Inc. *	168,377
116,965	JPMorgan Chase & Co.	3,108,930
5,642	Leucadia National Corp. *	84,009
5,930	Moody’s Corp.	135,916
4,274	Nasdaq OMX Group Inc. *	83,685
8,061	NYSE Euronext	144,292
8,079	Principal Financial Group Inc.	66,086

	Total Diversified Financial Services	6,124,636

Insurance - 2.1%
14,551	AFLAC Inc.	281,707
16,684	Allstate Corp.	319,499
83,749	American International Group Inc.	83,749
8,514	Aon Corp.	347,541
3,666	Assurant Inc.	79,845
10,966	Chubb Corp.	464,081
5,058	Cincinnati Financial Corp.	115,676
13,482	Genworth Financial Inc., Class A Shares	25,616
10,123	Hartford Financial Services Group Inc.	79,466
7,969	Lincoln National Corp.	53,313
11,241	Loews Corp.	248,426
16,029	Marsh & McLennan Cos. Inc.	324,587
5,327	MBIA Inc. *	24,398
25,463	MetLife Inc.	579,793
21,063	Progressive Corp. *	283,087
13,197	Prudential Financial Inc.	251,007
2,630	Torchmark Corp.	68,985
18,250	Travelers Cos. Inc.	741,680
10,307	Unum Group	128,838
10,651	XL Capital Ltd., Class A Shares	58,154

	Total Insurance	4,559,448

Real Estate Investment Trusts (REITs) - 0.8%
3,651	Apartment Investment and Management Co., Class A Shares	20,007
2,482	AvalonBay Communities Inc.	116,803
3,774	Boston Properties Inc.	132,203
7,001	CB Richard Ellis Group Inc., Class A Shares *	28,214
4,024	Developers Diversified Realty Corp.	8,571
8,491	Equity Residential	155,810
7,904	HCP Inc.	141,086
3,447	Health Care REIT Inc.	105,444
16,355	Host Hotels & Resorts Inc.	64,112
7,256	Kimco Realty Corp.	55,291

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 0.8% (continued)
5,131	Plum Creek Timber Co. Inc.	$149,158
8,329	ProLogis	54,139
3,903	Public Storage Inc.	215,641
7,200	Simon Property Group Inc.	249,408
4,463	Ventas Inc.	100,908
4,384	Vornado Realty Trust	145,724

	Total Real Estate Investment Trusts (REITs)	1,742,519

Thrifts & Mortgage Finance - 0.2%
16,258	Hudson City Bancorp Inc.	190,056
10,800	People’s United Financial Inc.	194,076

	Total Thrifts & Mortgage Finance	384,132

	TOTAL FINANCIALS	23,300,277

HEALTH CARE - 15.0%
Biotechnology - 2.1%
32,182	Amgen Inc. *	1,593,653
9,252	Biogen Idec Inc. *	484,990
14,301	Celgene Corp. *	634,964
2,142	Cephalon Inc. *	145,870
8,446	Genzyme Corp. *	501,608
28,353	Gilead Sciences Inc. *	1,313,311

	Total Biotechnology	4,674,396

Health Care Equipment & Supplies - 2.6%
19,106	Baxter International Inc.	978,609
7,461	Becton, Dickinson & Co.	501,678
46,757	Boston Scientific Corp. *	371,718
3,095	C.R. Bard Inc.	246,733
15,729	Covidien Ltd.	522,832
4,625	DENTSPLY International Inc.	124,181
4,968	Hospira Inc. *	153,313
1,220	Intuitive Surgical Inc. *	116,339
34,805	Medtronic Inc.	1,025,703
1,724	Millipore Corp. *	98,975
10,774	St. Jude Medical Inc. *	391,420
7,405	Stryker Corp.	252,066
13,015	Thermo Fisher Scientific Inc. *	464,245
3,872	Varian Medical Systems Inc. *	117,864
6,936	Zimmer Holdings Inc. *	253,164

	Total Health Care Equipment & Supplies	5,618,840

Health Care Providers & Services - 2.0%
14,115	Aetna Inc.	343,418
4,740	AmerisourceBergen Corp.	154,808
11,217	Cardinal Health Inc.	353,111
8,436	CIGNA Corp.	148,389
4,616	Coventry Health Care Inc. *	59,731
3,234	DaVita Inc. *	142,134
7,709	Express Scripts Inc. *	355,925
5,256	Humana Inc. *	137,077
3,371	Laboratory Corporation of America Holdings *	197,170
8,523	McKesson Corp.	298,646
15,283	Medco Health Solutions Inc. *	631,799
2,847	Patterson Cos. Inc. *	53,694
4,805	Quest Diagnostics Inc.	228,141
12,928	Tenet Healthcare Corp. *	14,997
37,836	UnitedHealth Group Inc.	791,908
15,512	WellPoint Inc. *	588,991

	Total Health Care Providers & Services	4,499,939

Health Care Technology - 0.0%
5,652	IMS Health Inc.	70,480

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Life Sciences Tools & Services - 0.2%
5,410	Life Technologies Corp. *	$175,717
3,616	PerkinElmer Inc.	46,176
3,021	Waters Corp. *	111,626

	Total Life Sciences Tools & Services	333,519

Pharmaceuticals - 8.1%
48,100	Abbott Laboratories	2,294,370
9,571	Allergan Inc.	457,111
61,612	Bristol-Myers Squibb Co.	1,350,535
31,471	Eli Lilly & Co.	1,051,446
9,388	Forest Laboratories Inc. *	206,160
86,085	Johnson & Johnson	4,528,071
7,672	King Pharmaceuticals Inc. *	54,241
65,602	Merck & Co. Inc.	1,754,854
9,484	Mylan Inc. *	127,180
209,946	Pfizer Inc.	2,859,465
50,622	Schering-Plough Corp.	1,192,148
3,257	Watson Pharmaceuticals Inc. *	101,325
41,440	Wyeth	1,783,578

	Total Pharmaceuticals	17,760,484

	TOTAL HEALTH CARE	32,957,658

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.0%
22,601	Boeing Co.	804,144
12,016	General Dynamics Corp.	499,745
3,852	Goodrich Corp.	145,952
22,882	Honeywell International Inc.	637,493
3,691	L-3 Communications Holdings Inc.	250,250
10,334	Lockheed Martin Corp.	713,356
10,183	Northrop Grumman Corp.	444,386
4,355	Precision Castparts Corp.	260,865
12,454	Raytheon Co.	484,959
4,921	Rockwell Collins Inc.	160,621

	Total Aerospace & Defense	4,401,771

Air Freight & Logistics - 1.1%
5,298	C.H. Robinson Worldwide Inc.	241,642
6,602	Expeditors International of Washington Inc.	186,770
9,689	FedEx Corp.	431,064
1,732	Ryder System Inc.	49,033
30,983	United Parcel Service Inc., Class B Shares	1,524,983

	Total Air Freight & Logistics	2,433,492

Airlines - 0.1%
23,037	Southwest Airlines Co.	145,824

Building Products - 0.0%
11,189	Masco Corp.	78,099

Commercial Services & Supplies - 0.5%
3,509	Avery Dennison Corp.	78,391
4,090	Cintas Corp.	101,105
5,591	Iron Mountain Inc. *	123,952
6,422	Pitney Bowes Inc.	149,954
6,387	R.R. Donnelley & Sons Co.	46,817
10,021	Republic Services Inc.	171,860
2,655	Stericycle Inc. *	126,723
15,297	Waste Management Inc.	391,603

	Total Commercial Services & Supplies	1,190,405

Construction & Engineering - 0.2%
5,650	Fluor Corp.	195,208

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Construction & Engineering - 0.2% (continued)
3,831	Jacobs Engineering Group Inc. *	$148,106

	Total Construction & Engineering	343,314

Electrical Equipment - 0.4%
5,201	Cooper Industries Ltd., Class A Shares	134,498
23,500	Emerson Electric Co.	671,630
4,413	Rockwell Automation Inc.	96,380

	Total Electrical Equipment	902,508

Industrial Conglomerates - 2.6%
21,594	3M Co.	1,073,654
328,692	General Electric Co.	3,323,076
7,562	Textron Inc.	43,406
29,329	United Technologies Corp.	1,260,560

	Total Industrial Conglomerates	5,700,696

Machinery - 1.5%
18,722	Caterpillar Inc.	523,467
6,267	Cummins Inc.	159,495
7,936	Danaher Corp.	430,290
13,156	Deere & Co.	432,438
5,790	Dover Corp.	152,740
5,142	Eaton Corp.	189,534
1,740	Flowserve Corp.	97,649
11,963	Illinois Tool Works Inc.	369,059
9,925	Ingersoll-Rand Co., Ltd., Class A Shares	136,965
5,659	ITT Industries Inc.	217,702
4,057	Manitowoc Co. Inc.	13,266
11,291	PACCAR Inc.	290,856
3,675	Pall Corp.	75,080
5,001	Parker Hannifin Corp.	169,934

	Total Machinery	3,258,475

Professional Services - 0.2%
1,662	Dun & Bradstreet Corp.	127,974
3,937	Equifax Inc.	96,260
3,956	Monster Worldwide Inc. *	32,241
4,711	Robert Half International Inc.	83,997

	Total Professional Services	340,472

Road & Rail - 0.8%
8,662	Burlington Northern Santa Fe Corp.	521,019
12,427	CSX Corp.	321,238
11,406	Norfolk Southern Corp.	384,953
15,662	Union Pacific Corp.	643,865

	Total Road & Rail	1,871,075

Trading Companies & Distributors - 0.1%
4,022	Fastenal Co.	129,328
1,980	W. W. Grainger Inc.	138,956

	Total Trading Companies & Distributors	268,284

	TOTAL INDUSTRIALS	20,934,415

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 2.9%
2,860	Ciena Corp. *	22,251
181,677	Cisco Systems Inc. *	3,046,723
48,400	Corning Inc.	642,268
4,159	Harris Corp.	120,361
6,695	JDS Uniphase Corp. *	21,759
16,251	Juniper Networks Inc. *	244,740
70,858	Motorola Inc.	299,729
51,339	QUALCOMM Inc.	1,997,601

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Communications Equipment - 2.9% (continued)
12,315	Tellabs Inc. *	$56,403

	Total Communications Equipment	6,451,835

Computers & Peripherals - 5.1%
27,718	Apple Inc. *	2,913,716
53,863	Dell Inc. *	510,621
62,619	EMC Corp. *	713,857
74,594	Hewlett-Packard Co.	2,391,484
41,760	International Business Machines Corp.	4,046,126
2,421	Lexmark International Inc., Class A Shares *	40,842
10,294	NetApp Inc. *	152,763
3,774	QLogic Corp. *	41,967
7,039	SanDisk Corp. *	89,043
23,180	Sun Microsystems Inc. *	169,678
5,384	Teradata Corp. *	87,329

	Total Computers & Peripherals	11,157,426

Electronic Equipment, Instruments & Components - 0.3%
10,955	Agilent Technologies Inc. *	168,378
5,328	Amphenol Corp., Class A Shares	151,795
4,694	FLIR Systems Inc. *	96,133
6,656	Jabil Circuit Inc.	37,007
4,313	Molex Inc.	59,261
14,226	Tyco Electronics Ltd.	157,055

	Total Electronic Equipment, Instruments & Components	669,629

Internet Software & Services - 1.7%
5,307	Akamai Technologies Inc. *	102,956
33,543	eBay Inc. *	421,300
7,458	Google Inc., Class A Shares *	2,595,831
5,986	VeriSign Inc. *	112,956
43,394	Yahoo! Inc. *	555,877

	Total Internet Software & Services	3,788,920

IT Services - 1.1%
3,036	Affiliated Computer Services Inc., Class A Shares *	145,394
15,715	Automatic Data Processing Inc.	552,540
9,081	Cognizant Technology Solutions Corp., Class A Shares *	188,794
4,715	Computer Sciences Corp. *	173,701
3,803	Convergys Corp. *	30,728
5,942	Fidelity National Information Services Inc.	108,144
4,855	Fiserv Inc. *	177,013
2,255	MasterCard Inc., Class A Shares	377,667
9,995	Paychex Inc.	256,572
6,140	Total System Services Inc.	84,793
22,098	Western Union Co.	277,772

	Total IT Services	2,373,118

Office Electronics - 0.1%
26,916	Xerox Corp.	122,468

Semiconductors & Semiconductor Equipment - 2.5%
17,425	Advanced Micro Devices Inc. *	53,146
9,129	Altera Corp.	160,214
9,064	Analog Devices Inc.	174,663
41,376	Applied Materials Inc.	444,792
13,241	Broadcom Corp., Class A Shares *	264,555
173,117	Intel Corp.	2,605,411
5,287	KLA-Tencor Corp.	105,740
6,905	Linear Technology Corp.	158,677
20,173	LSI Corp. *	61,326
6,956	MEMC Electronic Materials Inc. *	114,705
5,669	Microchip Technology Inc.	120,126
23,773	Micron Technology Inc. *	96,518

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 2.5% (continued)
6,068	National Semiconductor Corp.	$62,318
3,021	Novellus Systems Inc. *	50,239
16,716	NVIDIA Corp. *	164,820
5,375	Teradyne Inc. *	23,543
39,733	Texas Instruments Inc.	655,992
8,532	Xilinx Inc.	163,473

	Total Semiconductors & Semiconductor Equipment	5,480,258

Software - 3.9%
16,311	Adobe Systems Inc. *	348,892
7,043	Autodesk Inc. *	118,393
5,747	BMC Software Inc. *	189,651
12,274	CA Inc.	216,145
5,606	Citrix Systems Inc. *	126,920
7,676	Compuware Corp. *	50,585
10,017	Electronic Arts Inc. *	182,209
9,998	Intuit Inc. *	269,946
4,796	McAfee Inc. *	160,666
237,977	Microsoft Corp.	4,371,637
10,719	Novell Inc. *	45,663
119,367	Oracle Corp. *	2,156,962
3,290	Salesforce.com Inc. *	107,682
25,553	Symantec Corp. *	381,762

	Total Software	8,727,113

	TOTAL INFORMATION TECHNOLOGY	38,770,767

MATERIALS - 3.3%
Chemicals - 2.0%
6,525	Air Products & Chemicals Inc.	367,031
1,506	CF Industries Holdings Inc.	107,122
28,770	Dow Chemical Co.	242,531
28,091	E.I. du Pont de Nemours & Co.	627,272
2,258	Eastman Chemical Co.	60,514
5,220	Ecolab Inc.	181,291
2,449	International Flavors & Fragrances Inc.	74,596
17,054	Monsanto Co.	1,417,187
5,112	PPG Industries Inc.	188,633
9,558	Praxair Inc.	643,158
3,888	Rohm & Haas Co.	306,530
3,801	Sigma-Aldrich Corp.	143,640

	Total Chemicals	4,359,505

Construction Materials - 0.1%
3,435	Vulcan Materials Co.	152,136

Containers & Packaging - 0.2%
2,919	Ball Corp.	126,685
3,109	Bemis Co. Inc.	65,196
5,202	Owens-Illinois Inc. *	75,117
4,094	Pactiv Corp. *	59,731
4,914	Sealed Air Corp.	67,813

	Total Containers & Packaging	394,542

Metals & Mining - 0.9%
3,452	AK Steel Holding Corp.	24,578
24,955	Alcoa Inc.	183,170
3,033	Allegheny Technologies Inc.	66,514
12,813	Freeport-McMoRan Copper & Gold Inc., Class B Shares	488,303
15,226	Newmont Mining Corp.	681,516
9,774	Nucor Corp.	373,074
2,649	Titanium Metals Corp.	14,490
3,617	United States Steel Corp.	76,427

	Total Metals & Mining	1,908,072

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Paper & Forest Products - 0.1%
13,314	International Paper Co.	$93,731
5,317	MeadWestvaco Corp.	63,751
6,574	Weyerhaeuser Co.	181,245

	Total Paper & Forest Products	338,727

	TOTAL MATERIALS	7,152,982

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.6%
183,429	AT&T Inc.	4,622,411
3,122	CenturyTel Inc.	87,791
4,438	Embarq Corp.	167,978
9,700	Frontier Communications Corp.	69,646
45,741	Qwest Communications International Inc.	156,434
88,412	Verizon Communications Inc.	2,670,042
13,729	Windstream Corp.	110,656

	Total Diversified Telecommunication Services	7,884,958

Wireless Telecommunication Services - 0.3%
12,360	American Tower Corp., Class A Shares *	376,115
89,172	Sprint Nextel Corp. *	318,344

	Total Wireless Telecommunication Services	694,459

	TOTAL TELECOMMUNICATION SERVICES	8,579,417

UTILITIES - 4.2%
Electric Utilities - 2.4%
5,273	Allegheny Energy Inc.	122,175
12,639	American Electric Power Co. Inc.	319,261
39,876	Duke Energy Corp.	571,024
10,141	Edison International	292,162
5,897	Entergy Corp.	401,527
20,488	Exelon Corp.	929,950
9,488	FirstEnergy Corp.	366,237
12,728	FPL Group Inc.	645,692
2,417	Integrys Energy Group Inc.	62,939
4,846	Northeast Utilities	104,625
6,820	Pepco Holdings Inc.	85,114
3,143	Pinnacle West Capital Corp.	83,478
11,682	PPL Corp.	335,390
8,578	Progress Energy Inc.	311,038
24,203	Southern Co.	741,096

	Total Electric Utilities	5,371,708

Gas Utilities - 0.2%
4,073	EQT Corp.	127,607
1,407	Nicor Inc.	46,755
5,403	Questar Corp.	159,010

	Total Gas Utilities	333,372

Independent Power Producers & Energy Traders - 0.1%
20,736	AES Corp. *	120,476
6,198	Constellation Energy Group Inc.	128,051
15,755	Dynegy Inc., Class A Shares *	22,214

	Total Independent Power Producers & Energy Traders	270,741

Multi-Utilities - 1.5%
6,615	Ameren Corp.	153,402
10,813	CenterPoint Energy Inc.	112,780
7,054	CMS Energy Corp.	83,519
8,523	Consolidated Edison Inc.	337,596
18,161	Dominion Resources Inc.	562,809
5,081	DTE Energy Co.	140,744

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Multi-Utilities - 1.5% (continued)
8,538	NiSource Inc.	$83,672
11,384	PG&E Corp.	435,097
15,749	Public Service Enterprise Group Inc.	464,123
3,772	SCANA Corp.	116,517
7,577	Sempra Energy	350,360
6,627	TECO Energy Inc.	73,891
3,639	Wisconsin Energy Corp.	149,818
14,138	Xcel Energy Inc.	263,391

	Total Multi-Utilities	3,327,719

	TOTAL UTILITIES	9,303,540

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $261,890,968)	215,572,315

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.2%
Repurchase Agreement - 2.2%
$4,852,000	State Street Bank & Trust Co. repurchase agreement dated 3/31/09, 0.010% due 4/1/09; Proceeds at maturity - $4,852,001; (Fully collateralized by U.S. Treasury Bills, 0.000% due 8/27/09; Market value - $4,949,054) (Cost - $4,852,000)	4,852,000

	TOTAL INVESTMENTS - 100.1% (Cost - $266,742,968#)	220,424,315
	Liabilities in Excess of Other Assets - (0.1)%	(149,968)

	TOTAL NET ASSETS - 100.0%	$220,274,347

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners S&P 500 Index Fund (the “Fund”), is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$220,424,315	$215,572,315	$4,852,000	—
Other Financial Instruments*	408,432	408,432	—	—

Total	$220,832,747	$215,980,747	$4,852,000	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Financial Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in the Fund, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,445,084
Gross unrealized depreciation	(85,763,737)

Net unrealized depreciation	$(46,318,653)

At March 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	28	6/09	$5,155,168	$5,563,600	$408,432

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	—	—
Foreign Exchange Contracts	—	—	—
Credit Contracts	—	—	—
Equity Contracts	—	—	—
Other Contracts	$408,432	—	$408,432

Total	$408,432	—	$408,432

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 28, 2009